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                      NATIONS VARIABLE ANNUITY (SERIES I)
                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY

       SUPPLEMENT DATED MAY 31, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

As of the close of the New York Stock Exchange on September 30, 2002, Nations International Value Portfolio is closed to new and subsequent Premium Payments and transfers of Contract Value.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3348
333-41213